Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,265,152.16
Previously Paid Amount	0
Total Fee Amount	15,503.82
Total Offset Amount	0
Net Fee	$ 15,503.82
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A